INTANGIBLE ASSETS NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
INTANGIBLE ASSETS NET
Amortization expense for intangible assets	$ 30,967	$ 32,064